Notes to the cash flow statements - Operating activities (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Reconciliation of net cash provided by/(used in) operating activities to net profit for the period
Net profit	$ 3,445	$ 1,101	$ 1,191
Net profit, percentage movement from same period of prior year	189.00%
Adjustments:
Depreciation, amortisation and impairment	$ 1,154	1,489	984
Depreciation, amortisation and impairment, percentage movement from prior period	(22.00%)
Depreciation, amortisation and impairment, percentage movement from same period in prior year	17.00%
Impairment charges/(benefits)	$ (240)	1,033	2,338
Net decrease/(increase) in current and deferred tax	86	(343)	(769)
(Increase)/decrease in accrued interest receivable	$ 81	157	82
(Increase)/decrease in accrued interest receivable, percentage movement from prior period	(48.00%)
(Increase)/decrease in accrued interest receivable, percentage movement from same period in prior year	(1.00%)
(Decrease)/increase in accrued interest payable	$ (339)	(597)	(663)
(Decrease)/increase in accrued interest payable, percentage movement from prior period	(43.00%)
(Decrease)/increase in accrued interest payable, percentage movement from same period in prior year	(49.00%)
(Decrease)/increase in provisions	$ (1,467)	618	1,307
Other non-cash items	$ (388)	(749)	56
Other non-cash items, percentage movement from prior period	(48.00%)
Cash flows from operating activities before changes in operating assets and liabilities	$ 2,332	2,709	4,526
Cash flows from operating activities before changes in operating assets and liabilities, percentage movement from prior period	(14.00%)
Cash flows from operating activities before changes in operating assets and liabilities, percentage movement from same period in prior year	(48.00%)
Net (increase)/decrease in derivative financial instruments	$ (7,030)	(3,115)	4,966
Net (increase)/decrease in derivative financial instruments, percentage movement from prior period	126.00%
Net (increase)/decrease in life insurance assets and liabilities	$ (377)	(134)	(143)
Net (increase)/decrease) in life insurance assets and liabilities, percentage movement from prior period	181.00%
Net (increase)/decrease in life insurance assets and liabilities, percentage movement from same period in prior year	164.00%
(Increase)/decrease in other operating assets:
Collateral paid	$ 471	(529)	877
Collateral paid, percentage movement from same period in prior year	(46.00%)
Trading securities and other financial assets measured at FVIS	$ 19,890	(16,870)	8,114
Trading securities and financial assets measured at FVIS, percentage movement from same period in prior year	145.00%
Loans	$ 1,968	18,966	(694)
Loans, percentage movement from prior period	(90.00%)
Other financial assets	$ 428	272	1
Other financial assets, percentage movement from prior period	57.00%
Other assets	$ (66)	1	69
(Decrease)/increase in other operating liabilities:
Collateral received	$ 344	(9,996)	8,900
Collateral received, percentage movement from same period in prior year	(96.00%)
Deposits and other borrowings	$ (1,610)	16,002	12,908
Other financial liabilities	$ 3,768	9,190	2,627
Other financial liabilities, percentage movement from prior period	(59.00%)
Other financial liabilities, percentage movement from same period in prior year	43.00%
Other liabilities	$ 27	(4)	8
Net cash provided by/(used in) operating activities	$ 20,145	$ 16,492	$ 42,159
Net cash provided by/(used in) operating activities, percentage movement from prior period	22.00%
Net cash provided by/(used in) operating activities, percentage movement from same period in prior year	(52.00%)